Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000197832 | Transamerica S&P 500 Index VPFR_89356L494
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000197832 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197832 | Transamerica MSCI EAFE Index VPFR_89356L486
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000197832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000197832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000197832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000197832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021467 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021467 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021467 | U.S. Treasury BondsFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021467 | U.S. Treasury NotesFR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021467 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021467 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | U.S. Government Obligations_FR_3140XKUQ1
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021467 | AAA_FR_89181JAA0
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000021467 | AA_FR_123919AA0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021467 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021467 | Not Rated_FR_05533UAG3
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000021467 | BB_FR_22788CAA3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021467 | B_FR_18972EAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021467 | CCC and Below_FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021467 | Not Rated_FR_41161VAC4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021467 | Not Rated_FR_23802WAA9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000021467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000021467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021467 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021468 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021468 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021468 | U.S. Treasury BondsFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021468 | U.S. Treasury NotesFR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021468 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021468 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | U.S. Government Obligations_FR_3140XKUQ1
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021468 | AAA_FR_89181JAA0
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000021468 | AA_FR_123919AA0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021468 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021468 | Not Rated_FR_05533UAG3
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000021468 | BB_FR_22788CAA3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021468 | B_FR_18972EAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021468 | CCC and Below_FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021468 | Not Rated_FR_41161VAC4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000021468 | Not Rated_FR_23802WAA9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021468 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000021468 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000021468 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021468 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021468 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021468 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021468 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021468 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000021468 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021437 | U.S. Treasury BondsFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021437 | U.S. Treasury NotesFR_91282CJQ5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021437 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021437 | U.S. Government Obligations_FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000021437 | _FR_00440MAA7
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021437 | AA_FR_563136AE0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021437 | A_FR_86359BGJ4
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021437 | BBB_FR_50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021437 | BB_FR_279158AW9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021437 | B_FR_885220GF4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000021437 | CCC and Below_FR_81375WHH2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000021437 | _FR_07387AGZ2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000021437 | Not Rated_FR_69337HAX9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021437 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000021437 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000021437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021437 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021437 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000021437 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000021437 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021437 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021437 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000021437 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(24.10%)
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021438 | U.S. Treasury BondsFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021438 | U.S. Treasury NotesFR_91282CJQ5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021438 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021438 | U.S. Government Obligations_FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000021438 | _FR_00440MAA7
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021438 | AA_FR_563136AE0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021438 | A_FR_86359BGJ4
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021438 | BBB_FR_50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021438 | BB_FR_279158AW9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021438 | B_FR_885220GF4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021438 | CCC and Below_FR_81375WHH2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021438 | _FR_07387AGZ2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021438 | Not Rated_FR_69337HAX9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021438 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000021438 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000021438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021438 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021438 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000021438 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000021438 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021438 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021438 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000021438 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021438 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(24.10%)
C000021463 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | EMRLD Borrower LP/Emerald Co-Issuer, Inc.FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | Mauser Packaging Solutions Holding Co.FR_57763RAE7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Alpha Generation LLCFR_02073LAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | SPX FLOW, Inc.FR_758071AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Cushman & Wakefield U.S. Borrower LLCFR_23166MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Olympus Water U.S. Holding Corp.FR_681639AE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | BBB_FR_958254AD6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021463 | BB_FR_00790RAA2
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000021463 | B_FR_75008UAD9
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000021463 | CCC and Below_FR_91911XAW4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021463 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021463 | Not Rated_FR_225401AR9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021463 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000021463 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021463 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021463 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021463 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000021463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021464 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021464 | EMRLD Borrower LP/Emerald Co-Issuer, Inc.FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021464 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021464 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021464 | Mauser Packaging Solutions Holding Co.FR_57763RAE7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Alpha Generation LLCFR_02073LAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | SPX FLOW, Inc.FR_758071AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Cushman & Wakefield U.S. Borrower LLCFR_23166MAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Olympus Water U.S. Holding Corp.FR_681639AE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | BBB_FR_958254AD6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021464 | BB_FR_00790RAA2
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000021464 | B_FR_75008UAD9
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000021464 | CCC and Below_FR_91911XAW4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021464 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021464 | Not Rated_FR_225401AR9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021464 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000021464 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021464 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021464 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021464 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000021464 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021461 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021461 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021461 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021461 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021461 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021461 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021461 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021461 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021461 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021461 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021461 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021461 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000021461 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021461 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000021461 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021461 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021461 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021461 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021461 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021461 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021461 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021461 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021462 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021462 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021462 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021462 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021462 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021462 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021462 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021462 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021462 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021462 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021462 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021462 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021462 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000021462 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021462 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000021462 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021462 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021462 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021462 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021462 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021462 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021462 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021462 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021497 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021497 | Uniform Mortgage-Backed Security, TBAFR_01F032419
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021497 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021497 | Tennessee Valley AuthorityFR_880591FC1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021497 | Tennessee Valley AuthorityFR_880591EB4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021497 | Federal Home Loan BanksFR_3130ATVX2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021497 | Federal Farm Credit Banks Funding Corp.FR_3133ER4Q1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021497 | Tennessee Valley AuthorityFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021497 | Uniform Mortgage-Backed Security, TBAFR_01F040412
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021497 | Resolution Funding Corp., Principal Only STRIPSFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021497 | U.S. Government Obligations_FR_91282CPM7
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000021497 | AAA_FR_89237MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021497 | AA_FR_02079KAN7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021497 | A_FR_125523CZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021497 | BBB_FR_87406BAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021497 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021497 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000021497 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021497 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000021497 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000021497 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021497 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021497 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000021498 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021498 | Uniform Mortgage-Backed Security, TBAFR_01F032419
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021498 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021498 | Tennessee Valley AuthorityFR_880591FC1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021498 | Tennessee Valley AuthorityFR_880591EB4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021498 | Federal Home Loan BanksFR_3130ATVX2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021498 | Federal Farm Credit Banks Funding Corp.FR_3133ER4Q1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021498 | Tennessee Valley AuthorityFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021498 | Uniform Mortgage-Backed Security, TBAFR_01F040412
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021498 | Resolution Funding Corp., Principal Only STRIPSFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021498 | U.S. Government Obligations_FR_91282CPM7
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000021498 | AAA_FR_89237MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021498 | AA_FR_02079KAN7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021498 | A_FR_125523CZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021498 | BBB_FR_87406BAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021498 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021498 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000021498 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021498 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000021498 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000021498 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021498 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021498 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000154895 | American Funds Insurance Series - Asset Allocation FundFR_030372601
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000154895 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154895 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000154895 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000021493 | U.S. Treasury BillsFR_912797RT6_2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021493 | U.S. Treasury BillsFR_912797SX6_0.010000_2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021493 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021493 | U.S. Treasury BillsFR_912797RS8_0.010000_2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CPG0_3.792149_2027-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021493 | U.S. Treasury BillsFR_912797TE7_2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.752149_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021493 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021493 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021493 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021493 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021493 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000021493 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021493 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021494 | U.S. Treasury BillsFR_912797RT6_2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021494 | U.S. Treasury BillsFR_912797SX6_0.010000_2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021494 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021494 | U.S. Treasury BillsFR_912797RS8_0.010000_2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CPG0_3.792149_2027-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021494 | U.S. Treasury BillsFR_912797TE7_2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.752149_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021494 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021494 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021494 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021494 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021494 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000021494 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021494 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000099459 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000099459 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000099459 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099459 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099459 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099459 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099459 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099459 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099459 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099459 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099459 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099459 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000099459 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099459 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099459 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099460 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000099460 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000099460 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099460 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099460 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099460 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099460 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099460 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099460 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099460 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000099460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099461 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099461 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000099461 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000099461 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000099461 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099461 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099461 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099461 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099461 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000099461 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000099461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000099461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099461 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099462 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099462 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000099462 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000099462 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000099462 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099462 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099462 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099462 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099462 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000099462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000099462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000099462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099462 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099463 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000099463 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000099463 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099463 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099463 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099463 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099463 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099463 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099463 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000099463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000099463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000099463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000099463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099464 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000099464 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000099464 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099464 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099464 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099464 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099464 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099464 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099464 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099464 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000099464 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000099464 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000099464 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000099464 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112676 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000112676 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000112676 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000112676 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000112676 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112676 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112676 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112676 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000112676 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000112676 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000112676 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000112676 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000112676 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112676 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112678 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112678 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000112678 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000112678 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112678 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112678 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112678 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112678 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112678 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000112678 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000112678 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000112678 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112678 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112678 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167274 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000167274 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167274 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000167274 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167274 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000167274 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000167274 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000167274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000167274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000167274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167274 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021485 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000021485 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021485 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021485 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021485 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021485 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021485 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021485 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021485 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021485 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021485 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000021485 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021485 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000021485 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021485 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021486 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000021486 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021486 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021486 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021486 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021486 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021486 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021486 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021486 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021486 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021486 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000021486 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021486 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000021486 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021486 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000167272 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000167272 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000167272 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000167272 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000167272 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167272 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167272 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167272 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167272 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000167272 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000167272 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000167272 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167272 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167272 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167273 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000167273 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000167273 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167273 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167273 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167273 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000167273 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167273 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000167273 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000167273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000167273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000167273 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167273 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074412 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074412 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074412 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074412 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074412 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074412 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074412 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074412 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000074412 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074412 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074412 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000074412 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000074412 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000074412 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000074412 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074412 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074411 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074411 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074411 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074411 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074411 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074411 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074411 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074411 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000074411 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074411 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074411 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000074411 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000074411 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000074411 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000074411 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074411 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074416 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000074416 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074416 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000074416 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074416 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074416 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074416 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074416 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074416 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074416 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074416 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000074416 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000074416 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000074416 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000074416 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074416 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000074415 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000074415 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074415 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000074415 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074415 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074415 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074415 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074415 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074415 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074415 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074415 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000074415 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000074415 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000074415 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000074415 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074415 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000074414 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074414 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000074414 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000074414 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074414 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074414 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000074414 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000074414 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074414 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074414 | iShares MSCI Canada ETFFR_464286509
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074414 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000074414 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000074414 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000074414 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
C000074414 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074414 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000074413 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074413 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000074413 | iShares 0-1 Year Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000074413 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074413 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074413 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000074413 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000074413 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074413 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074413 | iShares MSCI Canada ETFFR_464286509
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074413 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000074413 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000074413 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000074413 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
C000074413 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074413 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021441 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021441 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021441 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021441 | Simon Property Group, Inc., REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021441 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021441 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021441 | Iron Mountain, Inc., REITFR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021441 | American Healthcare, Inc., REITFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021441 | Agree Realty Corp., REITFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021441 | Goodman Group, REITFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021441 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021441 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021441 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000021441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021442 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021442 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021442 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021442 | Simon Property Group, Inc., REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021442 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021442 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021442 | Iron Mountain, Inc., REITFR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021442 | American Healthcare, Inc., REITFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021442 | Agree Realty Corp., REITFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021442 | Goodman Group, REITFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021442 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021442 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021442 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021442 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021442 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021442 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000021442 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076203 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000076203 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076203 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076203 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000076203 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076203 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076203 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076203 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076203 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076203 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076203 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000076203 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000076203 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000076203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076203 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076203 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076203 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076203 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000076204 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000076204 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076204 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076204 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000076204 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076204 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076204 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076204 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076204 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076204 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076204 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000076204 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000076204 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000076204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076204 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076204 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076204 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076204 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000217588 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000217588 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217588 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000217588 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000217588 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000217588 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217588 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217588 | Transamerica Aegon Sustainable Equity Income VPFR_89360C860
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217588 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217588 | Transamerica Small Cap GrowthFR_89355J656
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217588 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000217588 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000217588 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000217588 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000217588 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217588 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000062365 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000062365 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062365 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062365 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062365 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000062365 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062365 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000062365 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062365 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062365 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062365 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000062365 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000062365 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000062365 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000062365 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062365 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062366 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000062366 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062366 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062366 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062366 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000062366 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062366 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000062366 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062366 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062366 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062366 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000062366 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000062366 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000062366 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000062366 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062366 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080975 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080975 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080975 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080975 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080975 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000080975 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080975 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080975 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080975 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080975 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000080975 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000080975 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000080975 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000080975 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000080975 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080975 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080976 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080976 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080976 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080976 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080976 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000080976 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080976 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080976 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080976 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080976 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000080976 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000080976 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000080976 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000080976 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000080976 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080976 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062367 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062367 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000062367 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062367 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062367 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062367 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062367 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000062367 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000062367 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062367 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062367 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000062367 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000062367 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000062367 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000062367 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062367 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062368 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062368 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000062368 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062368 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062368 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062368 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062368 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000062368 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000062368 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062368 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062368 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000062368 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000062368 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000062368 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000062368 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062368 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193819 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193819 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193819 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193819 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193819 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193819 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000193819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000193819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000193819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021481 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021481 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021481 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021481 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021481 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021481 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021481 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021481 | Pan Pacific International Holdings Corp.FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021481 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021481 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021481 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021481 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021481 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021481 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021481 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021481 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021481 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000021481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021481 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021481 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000021482 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021482 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021482 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021482 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021482 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021482 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021482 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021482 | Pan Pacific International Holdings Corp.FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021482 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021482 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021482 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021482 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021482 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021482 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021482 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021482 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021482 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021482 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021482 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021482 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000021482 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021482 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021482 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021482 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021482 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.
[7]	Percentage rounds to less than 0.1% or (0.1)%.
[8]	Percentage rounds to less than 0.1% or (0.1)%.
[9]	Percentage rounds to less than 0.1% or (0.1)%.
[10]	Percentage rounds to less than 0.1% or (0.1)%.
[11]	Percentage rounds to less than 0.1% or (0.1)%.
[12]	Percentage rounds to less than 0.1% or (0.1)%.
[13]	Percentage rounds to less than 0.1% or (0.1)%.
[14]	Percentage rounds to less than 0.1% or (0.1)%.